INVENTORIES	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES
NOTE 11 - INVENTORIES

(in millions of Euros)	At June 30, 2023	At December 31, 2022
Finished goods	243	315
Work in progress	571	638
Raw materials	271	308
Stores and supplies	119	112
Inventories write down	(55)	(53)
Total inventories	1,149	1,320